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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY  LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS MAY 31, 2005 (UNAUDITED)

                                                                 ANNUALIZED
 PRINCIPAL                                                        YIELD ON
 AMOUNT IN                                                         DATE OF       MATURITY
 THOUSANDS                                                        PURCHASE         DATE              VALUE
---------------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (74.2%)
             Asset-Backed - Auto (5.8%)
$   580,000  FCAR Owner Trust                                    2.93-3.17%  06/06/05-08/03/05  $   578,149,528
    400,000  New Center Asset Trust                              3.05-3.17   07/05/05-08/02/05      398,703,694
    100,000  New Center Asset Trust Series A1                      3.10          07/07/05            99,692,000
                                                                                                ---------------
                                                                                                  1,076,545,222
                                                                                                ---------------

             Asset-Backed - Mortgage (0.8%)
    150,000  Mortgage Interest Networking TrustSeries A1 P1        3.04           6/14/05           149,835,875
                                                                                                ---------------

             Asset-Backed - Corporate (0.2%)
     48,000  CIESCO LLC                                            3.16          08/03/05            47,736,240
                                                                                                ---------------

             Banking (0.9%)
    156,000  Citicorp                                            2.97-3.13   06/07/05-07/18/05      155,844,791
      7,000  LaSalle Bank Corp.                                    3.27          09/08/05             6,937,822
                                                                                                ---------------
                                                                                                    162,782,613
                                                                                                ---------------
             Finance- Automotive (1.1%)
    198,000  Toyota Motor Credit Corp.                           3.02-3.33   07/07/05-10/31/05      196,914,964
                                                                                                ---------------

             Finance- Consumer (1.9%)
    200,000  American Express Credit Corp.                         3.03          06/20/05           199,681,222
    150,000  HSBC Finance Corp.                                    2.97          06/14/05           149,840,209
                                                                                                ---------------
                                                                                                    349,521,431
                                                                                                ---------------
             Financial Conglomerates (4.8%)
    911,000  General Electric Capital Corp.                      2.89-3.52   06/06/05-12/29/05      902,762,719
                                                                                                ---------------

             Insurance (0.8%)
    150,000  Prudential Funding LLC                                3.01          06/08/05           149,912,500
                                                                                                ---------------

             International Banks (56.0%)
    400,000  ANZ (Del) Inc.                                      3.00-3.02   06/28/05-07/08/05      398,953,354
    900,000  Barclays U.S. Funding Corp.                         2.96-3.13   06/15/05-07/20/05      898,223,431
    748,000  BNP Paribas Finance, Inc.                           3.11-3.20   07/18/05-08/18/05      743,399,158
    850,000  Calyon North America, Inc.                          2.93-3.18   06/01/05-08/15/05      848,245,097
    150,000  Canadian Imperial Holdings Inc.                       3.08          07/12/05           149,477,250
     90,000  CBA Del Finance Inc.                                  3.14          08/04/05            89,502,400
    650,000  Danske Corp.                                        2.96-3.03   06/13/05-07/07/05      649,013,125
    450,000  Deutsche Bank Financial LLC                         3.01-3.25   06/23/05-08/26/05      447,929,500
    800,000  HBOS Treasury Services plc                          2.95-3.07   06/06/05-07/15/05      798,978,500
    170,000  ING (U.S.) Funding LLC                              2.97-3.00   06/07/05-06/30/05      169,783,358
    500,000  Natexis Banques Populaires U.S. Finance Co. LLC     3.09-3.30   07/19/05-09/21/05      496,441,111
    800,000  Nordea North America Inc.                           3.09-3.22   07/20/05-08/24/05      795,533,597
    438,000  Rabobank USA Financial Corp.                        3.01-3.11   06/07/05-07/18/05      437,229,431
    450,000  Royal Bank of Canada                                3.12-3.24   07/21/05-08/25/05      447,407,778
    875,000  Royal Bank of Scotland plc                          3.00-3.24   06/29/05-08/31/05      869,828,514
    875,000  Societe Generale N.A., Inc.                         2.76-3.37   06/01/05-10/25/05      872,272,319
    190,000  Swedbank                                            3.09-3.18   07/13/05-08/08/05      189,222,244
    290,000  UBS Finance (Delaware) LLC                          2.94-3.13   06/08/05-07/26/05      289,458,431
    100,000  UniCredit Delaware Inc.                               3.22          08/22/05            99,273,389
    748,000  Westpac Capital Corp.                               2.98-3.05   06/16/05-07/11/05      745,873,874
                                                                                                ---------------
                                                                                                 10,436,045,861
                                                                                                ---------------

             Investment Banks/Brokers (1.9%)
    350,000  Citigroup Global Markets Holdings Inc.              3.03-3.19   07/07/05-08/11/05      348,298,111
                                                                                                ---------------

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
             TOTAL COMMERCIAL PAPER
             (Cost $13,820,355,536)                                                              13,820,355,536
                                                                                                ---------------

             U.S. GOVERNMENT & AGENCY OBLIGATIONS (10.6%)
     18,000  Federal Farm Credit Bank                              2.29          07/21/05            17,943,625
    798,000  Federal Home Loan Banks                             2.58-3.17   06/01/05-09/07/05      794,092,300
  1,164,000  Freddie Mac                                         2.15-3.55   06/07/05-03/07/06    1,156,849,552
                                                                                                ---------------

             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $1,968,885,477)                                                                1,968,885,477
                                                                                                ---------------


             CERTIFICATES OF DEPOSIT (11.8%)
    850,000  Branch Banking & Trust Co., N.C.                    2.95-3.19   06/09/05-08/15/05      850,000,000
    350,000  Citibank, N.A.                                      2.98-3.02   06/22/05-06/29/05      350,000,000
    850,000  First Tennessee Bank, N.A.                          2.99-3.16   06/21/05-08/03/05      850,000,000
    150,000  Wells Fargo Bank, N.A.                                3.03          06/23/05           150,000,000
                                                                                                ---------------

             TOTAL CERTIFICATES OF DEPOSIT
             (Cost $2,200,000,000)                                                                2,200,000,000
                                                                                                ---------------

             SHORT-TERM BANK NOTE (4.7%)
    885,000  Bank of America, N.A.                               2.92-3.21   06/10/05-08/23/05      885,000,000
             (Cost $885,000,000)                                                                ---------------

             TOTAL INVESTMENTS
             (Cost $18,874,241,013) (a)                                           101.3%         18,874,241,013

             LIABILITIES IN EXCESS OF OTHER ASSETS                                 (1.3)           (241,664,042)
                                                                                  -----         ---------------

             NET ASSETS                                                           100.0%        $18,632,576,971
                                                                                  =====         ===============

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    (a)    Cost is the same for federal income tax purposes.

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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.




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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005




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